Derivative financial instruments - Schedule of Derivative Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Total derivative assets
Derivative assets, fair value	$ 211,993	$ 16,909
Total derivative liabilities
Derivative liabilities, fair value	0	71,197
Not Designated as Hedging Instrument | Interest rate swaps | Cash Flow Hedging
Total derivative liabilities
Derivative liabilities, notional amount	0	500,000
Derivative liabilities, fair value	0	6,627
Not Designated as Hedging Instrument | Interest rate caps | Cash Flow Hedging
Total derivative assets
Derivative assets, notional amount	1,727,500	2,703,500
Derivative assets, fair value	76,639	14,203
Designated as Hedging Instrument | Interest rate swaps | Cash Flow Hedging
Total derivative assets
Derivative assets, notional amount	2,516,000	0
Derivative assets, fair value	74,292	0
Total derivative liabilities
Derivative liabilities, notional amount	0	2,616,000
Derivative liabilities, fair value	0	64,570
Designated as Hedging Instrument | Interest rate caps | Cash Flow Hedging
Total derivative assets
Derivative assets, notional amount	1,125,000	475,000
Derivative assets, fair value	$ 61,062	$ 2,706